UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA NEW YORK MONEY MARKET FUND - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2007

[LOGO OF USAA]
   USAA(R)

                                  USAA NEW YORK
                                     MONEY MARKET Fund

                                    [GRAPHIC OF USAA NEW YORK MONEY MARKET FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    1

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        17

    Financial Statements                                                     18

    Notes to Financial Statements                                            21

EXPENSE EXAMPLE                                                              29

ADVISORY AGREEMENT                                                           31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                        IN MY OPINION, INCOME TAXES FOR
[PHOTO OF CHRISTOPHER W. CLAUS]    INDIVIDUALS AND BUSINESSES COULD INCREASE
                                      AFTER THE 2008 PRESIDENTIAL ELECTION.

                                                       "

                                                                    October 2007
--------------------------------------------------------------------------------

         Tax-exempt securities are looking better and better. Yes, they have always appealed to investors because of the tax-free income they provide. But they may become even more attractive in the years ahead as our nation grapples with its financial challenges and the federal government seeks additional sources of revenue to deal with them.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched the national budget. Meanwhile, baby boomers are reaching retirement age without adequate savings, putting the Social Security system at risk. At some point, the government's funding needs - for the war, Social Security, Medicare, and other pressing concerns - will likely require additional revenue. In my opinion, income taxes for individuals and businesses could increase after the 2008 presidential election. A hike in taxes on capital gains and dividend payments is also possible.

         Tax-exempt investments may be desirable for two other reasons - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern; as of this writing, it is running within the Fed's so-called "comfort zone" of 2% or less, even though oil prices are at record levels. If economic growth continues to moderate, inflationary pressures may dissipate, an outcome that seems likely given the downturn in the residential housing market.

         Under these circumstances, I encourage our members to at least match their investments with their investment horizons, locking in the higher yields of longer maturity funds wherever possible. For taxpayers in the 25% or higher marginal tax brackets, tax-exempt securities may be

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         particularly valuable because their interest income is free from federal taxes and, in some cases, state taxes.

         At USAA Investment Management Company, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar. Even though our municipal funds had no direct exposure to subprime lending and their credit ratings remained secure, their prices were affected by problems among subprime lenders, borrowers, and mortgage holders. In the turmoil, many investors fled to quality, increasing demand for U.S. Treasury securities at the expense of all other asset classes. By mid-August, municipal bonds were a bargain.

         Our funds - like the bond market as a whole - rebounded sharply after the Fed cut the discount rate on August 7, then followed up by cutting the federal funds rate by one-half a percentage point on September 18. We expect the Fed to reduce short-term interest rates further. In recognition of this possibility, we believe 10-year Treasury yields should continue trading at around 4.5% over the next 12 months.

         From all of us here, thank you for your business. We will continue working hard to provide you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                  # funds
                         for period ending 9/30/2007                                   in        # funds   # funds
USAA                                                            Morningstar         Overall/       in         in
Fund Name                 Overall   3-Year   5-Year   10-Year   Category             3-Year      5-Year    10-Year
------------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND           ****        4        4         4      Muni California        151        141        116
                                                                  Long

FLORIDA TAX-FREE          ****        4        4         4      Muni Florida            49         49         46
  INCOME

NEW YORK BOND             ****        4        4         5      Muni New York          108        103         85
                                                                  Long

TAX EXEMPT                *****       4        5         5      Muni National          256        245        189
  LONG-TERM                                                       Long

TAX EXEMPT                *****       5        5         5      Muni National          244        213        128
  INTERMEDIATE-TERM                                               Intermediate

TAX EXEMPT                ****        4        4         4      Muni National          129         91         60
  SHORT-TERM                                                      Short

VIRGINIA BOND             *****       5        5         5      Muni Single State      312        291        243
                                                                  Intermediate
------------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8181 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF JOHN C. BONNELL]              [PHOTO OF DALE R. HOFFMANN]

JOHN C. BONNELL, CFA                    DALE R. HOFFMANN
USAA Investment Management Company      USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO SEPTEMBER 30, 2007?

         The tax-exempt USAA New York Money Market Fund performed well for the six-month period ended September 30, 2007. For that time period, iMoneyNet, Inc. ranked the Fund 31 out of 68 New York tax-exempt money market funds. Rankings are based on six-month net compound unannualized returns. The Fund had a return of 1.60%, and the average return for the category over the same period was 1.59%.

WHAT WERE THE MARKET CONDITIONS?

         In September, the Federal Reserve Board (the Fed) reduced short-term interest rates from 5.25% to 4.75%. The rate cut came in response to a liquidity squeeze in the bond markets, sparked by problems in the subprime mortgage sector. Fed governors appeared to believe that the risk of a recession and the need for liquidity outweighed the possibility that cheaper borrowing costs (in the form of lower interest rates) would increase inflationary pressures.

         Yields on short-term municipal securities trended up at the beginning of the period, then trended down through the end of September. From 3.56% in April 2007, the yield on the Bond Buyer One-Year Note Index rose to a high of 3.71% in June.

         REFER TO PAGE 8 FOR BENCHMARK DEFINITION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS:
         CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Thereafter, the yield began a steady decline in anticipation of Fed rate cuts and continued to decline through the end of September, when it reached a low of 3.42%.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We concentrated our purchases in variable-rate demand notes (VRDNs), because they generally offered higher yields than fixed-rate issues. The VRDNs that the Fund currently invests in also provide flexibility because they can be sold back to issuers at par value (100% of face value) with a notice of seven days or less. Despite the Fed's cut, yields on VRDNs - which reset daily or weekly - remained relatively high over the six-month period. The SIFMA Municipal Swap Index, the index of seven-day VRDNs, averaged 3.74% during the six months, ending the period at 3.84%. We expect VRDNs to continue to offer a better relative value than fixed-rate issues in the near term.

WHAT ARE THE CONDITIONS IN THE STATE OF NEW YORK?

         Although the state economy as a whole has slowed, it has been buffered by New York City's strong economy and its financial services industry (at least prior to the recent turmoil in the bond market). Budget gap forecasts remain at manageable levels because of recent surpluses, which could be used to offset potential shortfalls if the economy weakens further. The state's general obligation bonds are currently rated Aa3 by Moody's Investors Service, AA by Standard & Poor's Ratings, and AA- by Fitch Ratings.

         THE SECURITIES INDUSTRY AND FINANCIAL MARKETS ASSOCIATION (SIMFA) MUNICIPAL SWAP INDEX, PRODUCED BY MUNICIPAL MARKET DATA, IS A SEVEN-DAY HIGH-GRADE MARKET INDEX COMPRISED OF TAX-EXEMPT VARIABLE-RATE DEMAND OBLIGATIONS FROM MUNICIPAL MARKET DATA'S EXTENSIVE DATABASE.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IS THE OUTLOOK?

         The slowdown in the housing market remains the wild card for both the economic outlook and Fed policy, although the impact has so far been mitigated by strong employment data and continued consumer spending. We believe the Fed may lower the federal funds rate again before the end of 2007. Regardless of the Fed's timing, we will continue to manage your Fund to seek to maximize the tax-exempt income you receive.

         Thank you for the trust you have placed in us. Rest assured that we will continue to work diligently on your behalf.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NEW YORK MONEY MARKET FUND (Ticker Symbol: UNYXX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests in high-quality New York tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                            9/30/07                3/31/07
--------------------------------------------------------------------------------
Net Assets                               $119.3 Million         $105.8 Million
Net Asset Value Per Share                    $1.00                  $1.00

--------------------------------------------------------------------------------
                                            9/30/07                3/31/07
--------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                        11 Days                32 Days

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/07
--------------------------------------------------------------------------------

3/31/07 TO 9/30/07        1 YEAR        5 YEARS       10 YEARS       7-DAY YIELD
      1.60%*              3.14%          1.72%         2.20%            3.28%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                             7-DAY YIELD COMPARISON

                [CHART OF 7-DAY YIELD COMPARISON]

                      USAA NEW YORK
                    MONEY MARKET FUND           IMONEYNET AVERAGE
                    -----------------           -----------------
 9/25/2006                3.07%                       3.08%
10/30/2006                2.95                        3.01
11/27/2006                3.08                        3.07
12/26/2006                3.31                        3.20
 1/29/2007                3.07                        3.06
 2/26/2007                3.18                        3.10
 3/26/2007                3.10                        3.09
 4/30/2007                3.24                        3.30
 5/29/2007                3.30                        3.25
 6/25/2007                3.15                        3.15
 7/30/2007                3.07                        3.08
 8/27/2007                3.24                        3.27
 9/24/2007                3.27                        3.21

                           [END CHART]

            DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/24/07.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. All State Specific New York SB (Stock Broker) & GP (General Purpose)
         Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
-------------------------------------------------------

Special Assessment/Tax/Fee                        21.5%

Community Service                                 11.7%

Water/Sewer Utility                               10.0%

Diversified Banks                                  9.2%

General Obligation                                 7.0%

Toll Roads                                         6.6%

Hospital                                           5.5%

Airport/Port                                       5.0%

Education                                          4.3%

Real Estate Tax/Fee                                3.9%
-------------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                     PORTFOLIO MIX
                        9/30/07

               [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                       90.4%
Put Bonds                                         8.4%
Fixed-Rate Instruments                            0.3%

                      [END CHART]

        PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE OF $10,000

            [CHART OF CUMULATIVE PERFORMANCE]

                                        USAA NEW YORK
                                       MONEY MARKET FUND
                                       -----------------
09/30/97                                  $10,000.00
10/31/97                                   10,027.03
11/30/97                                   10,053.20
12/31/97                                   10,084.22
01/31/98                                   10,110.62
02/28/98                                   10,134.69
03/31/98                                   10,160.94
04/30/98                                   10,189.23
05/31/98                                   10,216.57
06/30/98                                   10,244.79
07/31/98                                   10,269.51
08/31/98                                   10,293.74
09/30/98                                   10,319.10
10/31/98                                   10,342.77
11/30/98                                   10,366.73
12/31/98                                   10,391.32
01/31/99                                   10,413.19
02/28/99                                   10,431.66
03/31/99                                   10,455.73
04/30/99                                   10,479.59
05/31/99                                   10,503.77
06/30/99                                   10,530.82
07/31/99                                   10,553.40
08/31/99                                   10,578.53
09/30/99                                   10,604.33
10/31/99                                   10,629.03
11/30/99                                   10,658.08
12/31/99                                   10,687.91
01/31/00                                   10,715.55
02/29/00                                   10,742.63
03/31/00                                   10,772.50
04/30/00                                   10,801.04
05/31/00                                   10,841.78
06/30/00                                   10,875.84
07/31/00                                   10,908.23
08/31/00                                   10,942.23
09/30/00                                   10,975.42
10/31/00                                   11,012.79
11/30/00                                   11,047.92
12/31/00                                   11,080.31
01/31/01                                   11,109.34
02/28/01                                   11,137.08
03/31/01                                   11,161.76
04/30/01                                   11,192.43
05/31/01                                   11,220.39
06/30/01                                   11,242.04
07/31/01                                   11,263.38
08/31/01                                   11,280.84
09/30/01                                   11,296.03
10/31/01                                   11,312.31
11/30/01                                   11,325.48
12/31/01                                   11,336.09
01/31/02                                   11,345.02
02/28/02                                   11,353.07
03/31/02                                   11,361.72
04/30/02                                   11,371.69
05/31/02                                   11,382.76
06/30/02                                   11,390.65
07/31/02                                   11,398.85
08/31/02                                   11,407.71
09/30/02                                   11,416.40
10/31/02                                   11,427.25
11/30/02                                   11,436.96
12/31/02                                   11,444.53
01/31/03                                   11,450.95
02/28/03                                   11,457.42
03/31/03                                   11,463.61
04/30/03                                   11,470.78
05/31/03                                   11,478.49
06/30/03                                   11,483.99
07/31/03                                   11,487.64
08/31/03                                   11,491.69
09/30/03                                   11,496.29
10/31/03                                   11,501.01
11/30/03                                   11,505.96
12/31/03                                   11,511.50
01/31/04                                   11,515.91
02/29/04                                   11,519.83
03/31/04                                   11,524.05
04/30/04                                   11,529.25
05/31/04                                   11,533.93
06/30/04                                   11,538.79
07/31/04                                   11,543.83
08/31/04                                   11,549.82
09/30/04                                   11,557.96
10/31/04                                   11,569.00
11/30/04                                   11,579.48
12/31/04                                   11,591.20
01/31/05                                   11,602.06
02/28/05                                   11,614.09
03/31/05                                   11,627.46
04/30/05                                   11,645.63
05/31/05                                   11,666.46
06/30/05                                   11,683.45
07/31/05                                   11,699.94
08/31/05                                   11,718.68
09/30/05                                   11,739.29
10/31/05                                   11,758.85
11/30/05                                   11,781.22
12/31/05                                   11,808.10
01/31/06                                   11,830.65
02/28/06                                   11,853.69
03/31/06                                   11,880.45
04/30/06                                   11,906.13
05/31/06                                   11,935.20
06/30/06                                   11,967.67
07/31/06                                   11,996.24
08/31/06                                   12,026.31
09/30/06                                   12,056.97
10/31/06                                   12,086.07
11/30/06                                   12,115.98
12/31/06                                   12,149.63
01/31/07                                   12,178.66
02/28/07                                   12,207.29
03/31/07                                   12,239.56
04/30/07                                   12,270.26
05/31/07                                   12,304.12
06/30/07                                   12,336.96
07/31/07                                   12,367.94
08/31/07                                   12,404.15
09/30/07                                   12,434.17

                       [END CHART]

          DATA FROM 9/30/97 THROUGH 9/30/07.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA New York Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bayerische Landesbank, Citibank, N.A., Citigroup Inc., Deutsche Bank A.G., Dexia Credit Local, JPMorgan Chase Bank, N.A., Lehman Brothers Holdings, Inc., Morgan Stanley, Merrill Lynch & Co., Inc., or Wachovia Bank, N.A.

           (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

           (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Merrill Lynch & Co., Inc. or Lehman Brothers Holdings, Inc.

           (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

           CP       Commercial Paper
           GO       General Obligation
           IDA      Industrial Development Authority/Agency
           MERLOT   Municipal Exempt Receipts-Liquidity Optional Tender
           MTA      Metropolitan Transportation Authority
           P-FLOAT  Puttable Floating Option Tax-Exempt Receipts
           PUTTER   Puttable Tax-Exempt Receipts
           RB       Revenue Bond
           ROC      Reset Option Certificates
           SPEAR    Short Puttable Exempt Adjustable Receipts
           TR       Trust Receipts

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (90.4%)

             NEW YORK (78.7%)
             Chautauqua County IDA RB,
  $ 2,800       Series 2000A (LOC - PNC Bank, N.A.)                      3.90%         8/01/2030      $  2,800
    6,000       Series 2001A (LOC - PNC Bank, N.A.)                      3.90         12/01/2031         6,000
    2,795    Dormitory Auth. RB, Series 1993
                (LOC - Landesbank Hessen-Thuringen)                      4.00          7/01/2023         2,795
    2,375    Dutchess County IDA RB, Series 1997
                (LOC - Bank of New York)                                 3.89         10/01/2017         2,375
    2,500    Environmental Facilities Corp. RB,
                Series 2007B, PUTTER, Series 1827 (LIQ)(a)               3.90         12/15/2014         2,500
    2,500    Environmental Facilities RB, Austin Trust,
                Series 2007-128 (LIQ)(a)                                 3.89          6/15/2032         2,500
    4,700    Hudson Yards Infrastructure Corp. RB,
                Fiscal 2007A, Floater Certificate,
                Series 2006-1577 (INS)(LIQ)(a)                           3.93          2/15/2047         4,700
    1,550    Lancaster IDA RB, Series 2000
                (LOC - Manufacturers & Traders Trust Co.)                3.82         11/01/2032         1,550
    1,635    Monroe County IDA Civic Facility RB,
                Series 2004 (LOC - Manufacturers & Traders
                Trust Co.)                                               3.92         12/01/2034         1,635
    2,000    MTA Transit Facilities RB, Series 1999A,
                MERLOT, Series 2000F (INS)(LIQ)(a)                       3.92          7/01/2029         2,000
             New York City GO,
      400       Fiscal 1994, Series E-4 (LOC - State Street
                Bank and Trust Co.)                                      4.00          8/01/2022           400
      630       Fiscal 2007, Series C, Subseries C-1, P-FLOAT,
                Series PT-3844 (LIQ)(NBGA)(a)                            3.92          1/01/2025           630
    3,980    New York City IDA Civic Facility RB,
                Series 1991 (LOC - Commerce Bank, N.A.,
                Cherry Hill)                                             3.92          7/01/2021         3,980
    1,195    New York City IDA Civic Facility RB,
                Series 2001 (LOC - Manufacturers & Traders
                Trust Co.)                                               3.92         12/01/2027         1,195
    4,000    New York City IDA RB, Series 2006A,
                EAGLE Tax-Exempt Trust,
                Series 20060112 (LIQ)(INS)(a)                            3.92          3/01/2046         4,000
    3,980    New York City Municipal Water Finance Auth. RB,
                Series 2006A, PUTTER,
                Series 1263 (INS)(LIQ)(a)                                3.90          6/15/2013         3,980

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             New York City Transitional Finance Auth. RB,
  $ 9,500       Fiscal 2007 Series A-1, P-FLOAT,
                Series EC-1036 (LIQ)(a)                                  3.95%         8/01/2020      $  9,500
    4,500       Series 2007B, EAGLE Tax-Exempt Trust,
                Series 20070019 (LIQ)(a)                                 3.90         11/01/2030         4,500
    2,000       Series 2007B, EAGLE Tax-Exempt Trust,
                Series 20070024 (LIQ)(a)                                 3.90         11/01/2030         2,000
    6,600    Oneida County IDA RB, Series 2005
                (LOC - Manufacturers & Traders Trust Co.)                3.89          6/01/2030         6,600
             Port Auth. of New York and New Jersey RB,
    3,000       PUTTER Series 2092 (INS)(LIQ)(a)                         3.90          8/15/2015         3,000
    3,000       Series 2006-8                                            3.90         11/16/2012         3,000
    1,960    Rockland County IDA RB,
                Series 2004 SPEAR, Series DBE-119
                (LIQ)(LOC - Deutsche Bank A.G.)(a)                       4.02          1/01/2035         1,960
    1,495    Sales Tax Asset Receivable Corp. RB,
                Series 2005A, ROC Trust ll-R,
                Series 7034 (LIQ)(INS)(a)                                3.91         10/15/2023         1,495
    3,900    Syracuse IDA RB, Series 1998
                (LOC - Manufacturers & Traders Trust Co.)                3.92          1/01/2023         3,900
    4,285    Thruway Auth. Second General Highway and
                Bridge Trust Fund RB, Series 2005B,
                ROC Trust II-R, Series 545 (INS)(LIQ)(a)                 3.91          4/01/2025         4,285
    3,600    Triborough Bridge and Tunnel Auth. RB,
                Series 2002B, Floater Certificate,
                Series 1449 (LIQ)(a)                                     3.90         11/15/2032         3,600
             Urban Development Corp. RB,
    3,470       Series 2004A-2, P-FLOAT,
                Series EC-1109 (INS)(LIQ)(a)                             3.95          3/15/2019         3,470
    2,500       Series C, MERLOT, Series 2000N (INS)(LIQ)(a)             3.92          1/01/2029         2,500
    1,010    Westchester County IDA RB, Series 1998
                (LOC - JPMorgan Chase Bank, N.A.)                        4.10         10/01/2028         1,010
                                                                                                      --------
                                                                                                        93,860
                                                                                                      --------
             PUERTO RICO (11.7%)
    3,000    Aqueduct and Sewer Auth. BAN,
                Series 2007B, ROC Trust II-R,
                Series 10001CE (LIQ)(LOC - Citigroup, Inc.)(a)           3.92         12/27/2008         3,000
   11,000    Government Development Bank CP, Floater-TR,
                Series 2007 F5 (LIQ)(NBGA)(a)                            3.90         11/16/2007        11,000
                                                                                                      --------
                                                                                                        14,000
                                                                                                      --------
             Total Variable-Rate Demand Notes (cost: $107,860)                                         107,860
                                                                                                      --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             PUT BONDS (8.4%)

             NEW YORK (8.4%)
  $ 6,970    New York City GO, Series 2007D, P-FLOAT,
                Series PT-3823 (LIQ)(LOC - Dexia Credit Local)(a)        3.71%         2/01/2016      $  6,970
    3,000    Power Auth. GO, Series 1985                                 3.64          3/01/2016         3,000
                                                                                                      --------
             Total Put Bonds (cost: $9,970)                                                              9,970
                                                                                                      --------
             FIXED-RATE INSTRUMENTS (0.3%)

             NEW YORK (0.3%)
             New York City GO,
      200       Fiscal 2002 Series G                                     5.25          8/01/2008           202
      200       Fiscal 2005 Series J                                     5.00          3/01/2008           201
                                                                                                      --------
             Total Fixed-Rate Instruments (cost: $403)                                                     403
                                                                                                      --------

             TOTAL INVESTMENTS (COST: $118,233)                                                       $118,233
                                                                                                      ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at September 30, 2007, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities (amortized cost approximates market value)            $118,233
   Cash                                                                                 137
   Receivables:
      Capital shares sold                                                               341
      Interest                                                                          799
                                                                                   --------
         Total assets                                                               119,510
                                                                                   --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                           132
      Dividends on capital shares                                                         2
   Accrued management fees                                                               34
   Accrued transfer agent's fees                                                          3
   Other accrued expenses and payables                                                   37
                                                                                   --------
         Total liabilities                                                              208
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $119,302
                                                                                   ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $119,288
   Accumulated net realized gain on investments                                          14
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $119,302
                                                                                   ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                  119,288
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $   1.00
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                    $2,152
                                                                      ------
EXPENSES
   Management fees                                                       202
   Administration and servicing fees                                      57
   Transfer agent's fees                                                  32
   Custody and accounting fees                                            15
   Postage                                                                 3
   Shareholder reporting fees                                              9
   Trustees' fees                                                          4
   Registration fees                                                       1
   Professional fees                                                      25
   Other                                                                   4
                                                                      ------
      Total expenses                                                     352
   Expenses paid indirectly                                               (2)
   Expenses reimbursed                                                   (10)
                                                                      ------
      Net expenses                                                       340
                                                                      ------
NET INVESTMENT INCOME                                                  1,812
                                                                      ------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                      13
                                                                      ------
Increase in net assets resulting from operations                      $1,825
                                                                      ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NEW YORK MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2007

                                                                9/30/2007      3/31/2007
                                                               -------------------------
FROM OPERATIONS
   Net investment income                                         $  1,812       $  2,679
   Net realized gain on investments                                    13              1
                                                                 -----------------------
      Increase in net assets resulting from operations              1,825          2,680
                                                                 -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (1,812)        (2,679)
                                                                 -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       80,992         87,253
   Reinvested dividends                                             1,778          2,642
   Cost of shares redeemed                                        (69,328)       (68,095)
                                                                 -----------------------
      Increase in net assets from capital
         share transactions                                        13,442         21,800
                                                                 -----------------------
   Net increase in net assets                                      13,455         21,801

NET ASSETS
   Beginning of period                                            105,847         84,046
                                                                 -----------------------
   End of period                                                 $119,302       $105,847
                                                                 =======================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     80,992         87,253
   Shares issued for dividends reinvested                           1,778          2,642
   Shares redeemed                                                (69,328)       (68,095)
                                                                 -----------------------
      Increase in shares outstanding                               13,442         21,800
                                                                 =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes, with a further objective of preserving capital and maintaining liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Pursuant  to Rule 2a-7  under the 1940 Act,  securities  in the
                 Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which  valuations  are not readily  available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2007.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $2,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2007.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2008, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $202,000, resulting in an effective annualized management fee of 0.36% of the Fund's average net assets for the same period.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              September 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $57,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2007, the Fund reimbursed the Manager $1,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $32,000.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.60% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended September 30, 2007, the Fund incurred reimbursable expenses of $10,000, of which less than $500 was receivable from the Manager.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              years. As of September 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                                    SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                                    ---------------------------------------------------------------------------------
                                        2007            2007          2006           2005          2004          2003
                                    ---------------------------------------------------------------------------------
Net asset value at
   beginning of period              $   1.00        $   1.00       $  1.00        $  1.00       $  1.00       $  1.00
                                    ---------------------------------------------------------------------------------
Income from investment
   operations:
   Net investment income                 .02             .03           .02            .01           .01           .01
   Net realized gain                     .00(b)          .00(b)          -              -             -             -
                                    ---------------------------------------------------------------------------------
Total from investment operations         .02             .03           .02            .01           .01           .01
                                    ---------------------------------------------------------------------------------
Less distributions:
   From net investment income           (.02)           (.03)         (.02)          (.01)         (.01)         (.01)
                                    ---------------------------------------------------------------------------------
Net asset value at
   end of period                    $   1.00        $   1.00       $  1.00        $  1.00       $  1.00       $  1.00
                                    =================================================================================
Total return (%)*                       1.60            3.03          2.16            .90           .53           .90
Net assets at end of
   period (000)                     $119,302        $105,847       $84,046        $82,631       $76,324       $91,767
Ratio of expenses to
   average net assets (%)**(c)           .60(a)          .60           .60            .60           .60           .60
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**                  .62(a)          .69           .64            .64           .65           .63
Ratio of net investment income
   to average net assets (%)**          3.18(a)         2.99          2.14            .90           .53           .90

  * Assumes  reinvestment of all net investment income  distributions during the period.
 ** For the  six-month  period ended  September  30, 2007,  average net assets were $114,149,000.
(a) Annualized.  The  ratio  is  not  necessarily  indicative  of 12  months  of operations.
(b) Represents less than $0.01 per share.
(c) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        (.00%)(+)       (.01%)        (.01%)         (.00%)(+)     (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

30

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                     BEGINNING               ENDING                DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE            APRIL 1, 2007 -
                                   APRIL 1, 2007       SEPTEMBER 30, 2007        SEPTEMBER 30, 2007
                                   -----------------------------------------------------------------
         Actual                       $1,000.00              $1,016.00                  $3.02
         Hypothetical
            (5% return before
            expenses)                  1,000.00               1,022.00                   3.03

         *Expenses are equal to the Fund's annualized expense ratio of 0.60%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.60% for the six-month period of April 1, 2007, through September 30, 2007.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted

32

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and
         investment   personnel,   as  well  as  current  staffing  levels.  The
         allocation

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail New York tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes

34

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         advisory and administrative services and the effects of any fee waivers or reimbursements - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional New York tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was equal to the average of its performance universe and its Lipper index for the one-year period ended December 31, 2006, and exceeded the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board considered whether there should be changes to such breakpoint levels and the effect of such changes on the Fund's overall expenses. In this regard, the Board took into account management's discussion of the Fund's breakpoint levels. The Board noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

36

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA NEW YORK MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

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                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker
--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR
--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288
--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105
--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205
--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           ELF-SERVICE  24/7    At "Products  &  Services" click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8181; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39610-1107                                   (C)2007, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.